Goodwill and Finite Life Intangible Assets - Goodwill and Intangible Assets (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) item	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) item
Goodwill and Finite Life Intangibles Assets
Number or reporting units tested for goodwill impairment | item			1		1
Goodwill	$ 204,000		$ 204,000		$ 204,000
Finite-Lived Intangible Assets [Line Items]
Gross Assets	1,917,000		1,917,000		1,917,000
Accumulated Amortization	(774,497)		(774,497)		(479,999)
Net Assets	1,142,503		1,142,503		1,437,001
Amortization expense	147,249	$ 131,997	294,498	$ 173,249	479,999
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Gross Assets	1,000,000		1,000,000		1,000,000
Accumulated Amortization	(368,535)		(368,535)		(226,869)
Net Assets	631,465		631,465		773,131
Amortization expense	70,833	55,581	$ 141,666	74,222	$ 226,869
Proprietary Software
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)			3 years		3 years
Gross Assets	917,000		$ 917,000		$ 917,000
Accumulated Amortization	(405,962)		(405,962)		(253,130)
Net Assets	511,038		511,038		663,870
Amortization expense	$ 76,416	$ 76,416	$ 152,832	$ 99,027	$ 253,130
Maximum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)			5 years		5 years
Minimum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)			3 years		3 years